Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory reserves [Line Item]
Advertising and market promotion expenses	¥ 1,065,866	¥ 621,771	¥ 298,681
Employee social security and welfare benefits	¥ 286,139	214,848	206,704
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Amount appropriated to statutory reserves	¥ 0	0	0
Statutory reserves [Member]
Statutory reserves [Line Item]
Amount appropriated to statutory reserves	¥ 39,007	¥ 3,861	¥ 2,350